Stock-based Compensation - Stock Options Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding (shares)	4,048,802	2,169,000
Granted (shares)	968,280	2,255,800
Exercised (shares)	(92,157)	(182,057)
Cancelled (shares)	(110,001)	(193,941)
Outstanding (shares)	4,814,924	4,048,802	2,169,000
Exercisable (shares)	1,698,568	987,985
Vested and expected to vest, (shares)	4,814,924	3,110,817
Weighted- Average Exercise Price
Outstanding (usd per share)	$ 13.27	$ 3.62
Granted (usd per share)	30.44	21.17
Exercised (usd per share)	3.77	1.73
Cancelled (usd per share)	20.87	7.99
Outstanding (usd per share)	16.73	13.27	$ 3.62
Exercisable, weighted-average exercise price (usd per share)	8.72	4.00
Vested and expected to vest, weighted-average exercise price (usd per share)	$ 16.73	$ 16.39
WeightedAverage Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted-average remaining contractual, term	8 years 4 months 24 days	8 years 9 months 29 days	8 years 9 months
Exercisable, weighted-average remaining contractual, term	7 years 6 months	7 years 6 months 7 days
Vested and expected to vest, weighted-average remaining contractual, term	8 years 4 months 24 days	9 years 3 months
Outstanding, aggregate intrinsic value, outstanding	$ 158.8	$ 42,200,000	$ 17,300,000
Exercisable, aggregate intrinsic value	69.6	19,500,000
Vested and expected to vest, aggregate intrinsic value	$ 158.8	$ 22,700,000